Leases (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Leases [Abstract]
Weighted average remaining lease term	3 years 2 months 27 days	3 years 6 months	3 years 10 months 25 days
Weighted average discount rate	7.60%	7.60%	7.60%
Operating lease assets obtained for operating lease liabilities			$ 3,050,164